BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (101.8%)
	Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$157,305
	Total Alabama			157,305
	Arizona (0.2%)
700,000	Arizona Health Facilities Authority, Revenue Bonds[1]	02/01/20	1.180	700,000
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	226,406
	Total Arizona			926,406
	California (6.5%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[2]	08/01/26	0.000	913,060
640,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[2]	08/01/28	0.000	557,933
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[2]	08/01/29	0.000	1,815,812
425,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[2]	09/01/30	0.000	344,084
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[3,4]	11/01/40	3.125	1,286,744
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[2]	08/01/33	0.000	755,259
2,000,000	Chula Vista Elementary School District, Revenue Bonds[2]	08/01/23	0.000	1,936,580
1,015,000	Downey Unified School District, General Obligation Bonds[2]	08/01/33	0.000	710,378
1,000,000	Downey Unified School District, General Obligation Bonds[2]	08/01/35	0.000	640,500
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[2]	06/01/25	0.000	939,150
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[2]	07/15/30	0.000	820,010
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[2]	08/01/26	0.000	998,558
1,440,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[2]	08/01/27	0.000	1,276,791
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[2]	08/01/30	0.000	904,450
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	803,945
360,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[3]	11/15/27	2.730	368,521
2,035,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[3]	07/01/27	1.999	2,013,795
1,115,000	Oak Grove School District, General Obligation Bonds[2]	08/01/31	0.000	871,361
1,030,000	Oak Grove School District, General Obligation Bonds[2]	08/01/32	0.000	809,765
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[2]	08/01/28	0.000	916,902
600,000	Placer Union High School District, General Obligation Bonds, AGM[2]	08/01/30	0.000	496,572
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[2]	08/01/33	0.000	689,362
3,000,000	San Diego Unified School District, General Obligation Bonds[2]	07/01/37	0.000	1,632,240
1,000,000	Santa Ana Unified School District Public Facilities Corp., General Obligation Bonds, NPFG[2]	08/01/24	0.000	941,900
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,619,768
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[2]	08/01/24	0.000	939,390
1,040,000	Windsor Unified School District, General Obligation Bonds[2]	08/01/33	0.000	772,450
	Total California			27,775,280

	Colorado (1.3%)
2,119,688	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	2,258,295
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[2]	09/01/25	0.000	1,747,506
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[2]	09/01/27	0.000	1,529,080
	Total Colorado			5,534,881

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (4.8%)
$1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100%	$1,156,202
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	551,375
2,595,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[3,4]	07/01/42	2.000	2,734,377
3,455,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[3,4]	07/01/49	1.800	3,549,080
245,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[3]	03/01/23	1.840	249,202
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[3]	03/01/25	1.930	1,022,180
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,138,945
1,880,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,272,469
2,430,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,023,722
1,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,200,650
1,835,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,320,798
	Total Connecticut			20,219,000

	District of Columbia (0.3%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,277,570
	Total District of Columbia			1,277,570

	Florida (4.7%)
1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,121,337
1,750,000	County of Broward Airport System, Revenue Bonds	10/01/31	5.000	2,244,515
1,015,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,181,907
1,185,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,290,406
4,465,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,944,496
230,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	261,846
65,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	73,800
147,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[3,4]	11/15/23	2.349	147,000
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,185,085
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,583,426
3,290,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,108,354
	Total Florida			20,142,172

	Georgia (5.8%)
4,850,000	Development Authority of Burke County, Revenue Bonds[3,4]	10/01/32	2.250	4,970,959
1,200,000	Development Authority of Burke County, Revenue Bonds[3,4]	11/01/45	3.000	1,239,156
2,290,000	Development Authority of Burke County, Revenue Bonds[3,4]	11/01/45	3.250	2,421,309
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[3,4]	01/01/21	2.814	65,720
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	404,478
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,527,019

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000%	$978,280
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,237,450
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,364,551
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,410,374
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,230,260
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	613,905
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,798,160
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,443,060
1,610,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,041,770
	Total Georgia			24,746,451

	Hawaii (0.3%)
310,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/25	5.250	352,749
650,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/26	5.250	737,724
	Total Hawaii			1,090,473

	Illinois (3.8%)
1,000,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	1,011,900
755,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	791,467
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,096,600
900,000	Illinois Finance Authority, Revenue Bonds[1]	02/01/20	1.150	900,000
2,740,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	2,925,772
95,000	Illinois Finance Authority, Revenue Bonds[3,4]	07/15/57	5.000	105,408
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	215,992
2,720,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	3,154,710
3,755,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,586,282
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	249,331
	Total Illinois			16,037,462

	Indiana (2.3%)
2,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	2,940,516
165,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR +0.970%)[3]	10/15/22	2.197	165,033
2,000,000	Indiana Finance Authority, Revenue Bonds[3,4]	12/01/58	2.250	2,110,100
400,000	Indiana Housing & Community Development Authority, Revenue
	Bonds, FHLMC, FNMA, GNMA[1]	02/01/20	1.160	400,000
3,770,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,190,016
	Total Indiana			9,805,665

	Iowa (1.3%)
700,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	742,196
4,205,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA5	01/01/50	3.750	4,675,834
	Total Iowa			5,418,030

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Kentucky (1.3%)
$4,965,000	Kentucky Public Energy Authority, Revenue Bonds[3,4]	12/01/49	4.000%	$5,574,801
	Total Kentucky			5,574,801

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	27,030
	Total Louisiana			27,030

	Maryland (0.4%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,396,204
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	159,659
	Total Maryland			1,555,863

	Massachusetts (4.8%)
1,555,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[3,4]	06/01/22	3.777	1,638,161
4,205,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[3]	11/01/25	1.830	4,229,852
4,525,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,671,680
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,510,524
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[3,4]	08/01/23	2.699	5,275,550
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,021,420
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	397,835
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	523,635
	Total Massachusetts			20,268,657

	Michigan (3.6%)
420,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	458,233
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	106,649
110,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	139,407
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,780,429
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,086,951
3,285,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,455,643
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,424,524
	Total Michigan			15,451,836

	Minnesota (4.9%)
580,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA,GNMA	01/01/27	3.350	629,045
785,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	854,951
1,825,160	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,934,432
4,683,327	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	4,967,277
1,589,400	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,685,320

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$8,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470%	$8,261,360
2,250,000	St Paul Independent School District No 625, Certificates of Participation[5]	02/01/32	2.000	2,237,895
	Total Minnesota			20,570,280

	Mississippi (0.2%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[3,4]	03/01/27	2.200	1,034,940
	Total Mississippi			1,034,940

	Montana (0.4%)
1,380,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,498,363
	Total Montana			1,498,363

	Nebraska (3.7%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,731,843
3,675,000	Central Plains Energy Project, Revenue Bonds[3,4]	03/01/50	5.000	4,155,139
5,000,000	Lancaster County Hospital Authority No 1, Revenue Bonds[3,4]	06/01/31	1.150	5,000,000
3,320,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,638,720
	Total Nebraska			15,525,702

	New Hampshire (0.3%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,070,020
	Total New Hampshire			1,070,020

	New Jersey (6.6%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,598,537
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,111,389
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,151,713
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,707,930
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[3]	09/01/27	2.490	3,920,886
4,135,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[3]	03/01/28	2.540	4,235,274
3,010,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/26	0.000	2,618,911
805,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/28	0.000	658,860
3,530,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/30	0.000	2,698,614
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[3]	01/01/30	1.997	2,784,950
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,929,777
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,774,763
	Total New Jersey			28,191,604

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Mexico (0.5%)
$1,945,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000%	$2,127,674
	Total New Mexico			2,127,674

	New York (2.5%)
4,415,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[3]	11/01/26	2.013	4,432,969
200,000	New York City Water & Sewer System, Revenue Bonds[1]	02/01/20	1.180	200,000
5,050,000	New York State Energy Research & Development Authority, Revenue Bonds[3,4]	07/01/26	2.375	5,063,988
755,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[3]	11/15/27	1.693	755,914
	Total New York			10,452,871

	North Carolina (3.2%)
700,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[1]	02/01/20	1.150	700,000
1,815,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,170,287
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	2,012,109
940,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	972,411
950,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	988,152
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,847,042
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,570,540
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,239,151
	Total North Carolina			13,499,692

	North Dakota (0.5%)
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,294,160
	Total North Dakota			2,294,160

	Ohio (3.2%)
3,000,000	Lancaster Port Authority, Revenue Bonds[3,4]	08/01/49	5.000	3,517,890
200,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1]	02/01/20	1.150	200,000
900,000	Ohio Higher Educational Facility Commission, Revenue Bonds[1]	02/01/20	1.160	900,000
2,700,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds[1]	02/07/20	0.920	2,700,000
200,000	State of Ohio, Revenue Bonds[1]	02/01/20	1.130	200,000
2,800,000	State of Ohio, Revenue Bonds[1]	02/01/20	1.150	2,800,000
700,000	State of Ohio, Revenue Bonds[1]	02/01/20	1.180	700,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,674,190
	Total Ohio			13,692,080

	Oklahoma (0.5%)
2,000,000	Oklahoma Turnpike Authority, Revenue Bonds	01/01/33	3.750	2,208,500
	Total Oklahoma			2,208,500

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (3.9%)
$1,020,000	Clackamas County School District No 115, General Obligation[2]	06/15/27	0.000%	$910,952
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[2]	06/15/27	0.000	1,492,546
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[2]	06/15/32	0.000	1,092,261
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/25	0.000	3,657,774
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/26	0.000	3,935,308
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[2]	06/15/28	0.000	877,700
1,335,000	State of Oregon, General Obligation Bonds	12/01/34	2.600	1,364,463
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[2]	06/15/33	0.000	1,495,512
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[2]	06/15/31	0.000	1,145,670
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[2]	06/15/33	0.000	734,734
	Total Oregon			16,706,920

	Other Territory (0.6%)
2,470,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	2,542,223
	Total Other Territory			2,542,223

	Pennsylvania (4.5%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	160,897
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	94,358
6,680,000	Geisinger Authority, Revenue Bonds (1-Month USD-LIBOR + 1.070%)[3]	06/01/28	2.179	6,805,317
200,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[1]	02/01/20	1.150	200,000
1,000,000	New Kensington-Arnold School District, General Obligation Bonds	05/15/28	2.500	1,039,140
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[3]	11/01/24	1.500	1,224,584
2,000,000	School District of Philadelphia, General Obligation Bonds[5]	09/01/23	5.000	2,235,580
450,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	510,696
1,080,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,323,929
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,027,360
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,087,660
2,085,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,528,792
	Total Pennsylvania			19,238,313

	South Carolina (0.2%)
1,000,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	1,028,560
	Total South Carolina			1,028,560

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (3.5%)
$1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000%	$1,566,425
3,725,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,131,956
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,614,840
840,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	880,480
3,110,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,476,078
3,000,000	South Dakota Housing Development Authority, Revenue Bonds[5]	11/01/50	3.750	3,335,040
	Total South Dakota			15,004,819

	Tennessee (1.8%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,654,800
3,015,000	Tennergy Corp., Revenue Bonds[3,4]	02/01/50	5.000	3,505,751
1,360,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	1,435,589
	Total Tennessee			7,596,140

	Texas (11.6%)
1,520,000	Boerne School District, General Obligation Bonds	02/01/28	5.000	1,958,186
910,000	City of Houston Airport System, Revenue Bonds	07/01/24	5.000	1,061,151
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,403,918
1,025,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,239,901
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,259,090
3,455,000	Leander Independent School District, General Obligation Bonds[2]	08/15/29	0.000	2,528,231
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,078,740
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,237,630
2,600,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,749,422
2,925,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	3,059,960
3,700,000	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	4,139,190
7,362,388	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,720,789
1,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,134,300
10,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	10,350
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	547,286
4,060,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[3]	. 12/15/26	1.969	4,056,143
2,570,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	3,053,006
4,570,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	09/15/27	1.490	4,531,521
4,560,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	1.940	4,538,431

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$720,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[3]	09/15/27	2.139%	$723,146
	Total Texas			49,030,391

	Virginia (4.7%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,120,830
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,455,343
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,266,856
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,757,897
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,378,564
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,405,156
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,510,154
	Total Virginia			19,894,800

	Washington (1.7%)
425,000	Port of Seattle, Revenue Bonds	. 06/01/27	3.750	456,216
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,318,160
1,325,000	State of Washington, General Obligation Bonds, NPFG[2]	. 06/01/30	0.000	1,118,247
255,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	263,354
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	12/01/48	1.490	4,000,000
	Total Washington			7,155,977

	Wisconsin (1.4%)
300,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	343,272
1,800,000	Public Finance Authority, Revenue Bonds[3,4]	07/01/29	2.000	1,816,722
3,800,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[1]	02/01/20	1.150	3,800,000
	Total Wisconsin			5,959,994

	Total Municipal Bonds
	(Cost $411,058,521)			432,332,905

TOTAL INVESTMENTS (Cost $411,058,521)[6]			101.8%	$432,332,905
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.8)%	(7,809,713)
NET ASSETS			100.0%	$424,523,192

[1]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2020.
[2]	Security issued with zero coupon. Income is recognized through accretion of discount.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2020 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $411,058,521, the aggregate gross unrealized appreciation is $21,275,055 and the aggregate gross unrealized depreciation is $671, resulting in net unrealized appreciation of $21,274,384.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
January 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Municipal Bonds*	$–	$432,332,905	$–	$432,332,905
Total Investments, at value	$–	$432,332,905	$–	$432,332,905

* For geograpical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.